ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER
The components of accounts receivable and other are as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Derivative assets	$164	$80
Accounts receivable(1) - net of expected credit loss of $114 million (2019 - $51 million)	753	510
Restricted cash and deposits	292	239
Prepaid expenses	330	278
Other current assets	332	300
Total accounts receivable and other	$1,871	$1,407
(1)See Note 34, Related Parties, for further discussion.

With respect to accounts receivable, the partnership recorded a $99 million loss allowance in commercial property operating expenses for the twelve months ended December 31, 2020. As of December 31, 2020, the partnership has collected approximately 96% of office rents and 67% of retail rents since April when the global economic shutdown began. While working to preserve profitability and cash flow, the partnership is also working with its tenants regarding requests for lease concessions and other forms of assistance, predominantly within the Core Retail segment. The partnership continues to make meaningful progress in its negotiations with national and local tenants to secure rental payments, despite a significant portion of the partnership’s tenants requesting rental assistance, whether in the form of deferral or rent reduction. As of December 31, 2020, in response to the COVID-19 pandemic, the partnership granted rent deferrals of 4% and rent abatements of 5% of 2020 retail rent. The rent abatements granted were considered lease modification and will be recognized prospectively over the remaining lease terms from the period the rent was abated. While the partnership anticipates that it may grant further rent concessions, such as the deferral or abatement of lease payments, such rent concession requests are evaluated on a case-by-case basis. Where tenants are expected to be able to meet their lease obligations after concessions have been granted, the allowance for expected credit losses includes only the portion of the expected abatements that is deemed attributable to the current period, considering the weighted average remaining lease terms. Not all requests for rent relief will be granted as the partnership does not intend to forgo its legally enforceable contractual rights that exist under its lease agreements.